Annual Total Returns - FidelityInternationalIndexFunds-ComboPRO - FidelityInternationalIndexFunds-ComboPRO - Fidelity Global ex U.S. Index Fund - Fidelity Global ex U.S. Index Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	(4.40%)
Annual Return 2015	(5.60%)
Annual Return 2016	4.59%
Annual Return 2017	27.40%
Annual Return 2018	(13.91%)
Annual Return 2019	21.34%
Annual Return 2020	10.71%
Annual Return 2021	7.76%
Annual Return 2022	(15.74%)
Annual Return 2023	15.59%